ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 57.7%

Agriculture – 15.0%
Village Farms International, Inc. (Canada)*†(a)	4,547,433	$37,925,591

Distributors – 1.4%
Greenlane Holdings, Inc., Class A*	596,019	1,412,565
High Tide, Inc. (Canada)*	312,516	1,953,225
Total Distributors		3,365,790

Investment Company – 2.4%
RIV Capital, Inc. (Canada)*	5,186,008	6,099,500

Pharmaceuticals – 18.0%
Aleafia Health, Inc. (Canada)*(a)	3,394,099	763,562
Canopy Growth Corp. (Canada)*(a)	755,559	10,472,048
Cardiol Therapeutics, Inc., Class A (Canada)*	1,029,930	4,243,782
cbdMD, Inc.*(a)	1,165,590	2,424,427
Charlottes Web Holdings, Inc.*(a)	1,358,680	2,681,217
Emerald Health Therapeutics, Inc. (Canada)*	1,888,554	171,436
Entourage Health Corp. (Canada)*(a)	722,108	108,301
Green Organic Dutchman Holdings Ltd. (The) (Canada)*	778,107	110,557
Hempfusion Wellness, Inc. (Canada)*	2,005,553	481,333
IM Cannabis Corp. (Canada)*	416,393	1,469,867
Intercure Ltd. (Israel)*(a)	144,910	999,879
Jazz Pharmaceuticals PLC*	21,366	2,782,067
Khiron Life Sciences Corp. (Canada)*	639,337	138,783
Organigram Holdings, Inc. (Canada)*(a)	230,601	530,382
PharmaCielo Ltd. (Canada)*(a)	382,339	401,398
Tilray, Inc., Class 2 (Canada)*(a)	1,264,206	14,272,886
Valens Co., Inc. (The) (Canada)*(a)	1,841,563	3,387,016
Total Pharmaceuticals		45,438,941

REITS – 16.0%
Innovative Industrial Properties, Inc.	166,326	38,449,581
Power REIT*	40,743	2,035,724
Total REITS		40,485,305

Specialty Retail – 4.9%
Agrify Corp.*(a)	48,048	890,810
GrowGeneration Corp.*(a)	469,644	11,586,118
Total Specialty Retail		12,476,928

Total Common Stocks
(Cost $192,672,774)		145,792,055

MONEY MARKET FUND – 29.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)(c)
(Cost $75,202,134)	75,202,134	75,202,134

REPURCHASE AGREEMENTS – 1.4%(d)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $811,343, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $827,569)	$811,342	811,342
Citibank NA, dated 09/30/21, due 10/01/21, 0.06%, total to be received $240,521, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.00%, 07/01/24-05/15/51, totaling $245,564)	240,521	240,521

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $811,343, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $827,569)	$811,342	$811,342
HSBC Securities USA, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $811,343, (collateralized by various U.S. Government Agency Obligations, 2.50%-4.00%, 05/20/43-03/20/51, totaling $827,569)	811,342	811,342
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $811,343, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $827,569)	811,342	811,342
Total Repurchase Agreements
(Cost $3,485,889)		3,485,889

Total Investments – 88.8%
(Cost $271,360,797)		224,480,078
Other Assets in Excess of Liabilities – 11.2%		28,326,657
Net Assets – 100.0%		$252,806,735

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $30,233,079; the aggregate market value of the collateral held by the fund is $31,069,812. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $27,583,923.
(b)	Amount includes $55,432,195 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$145,792,055	$–	$–	$145,792,055
Money Market Fund	75,202,134	–	–	75,202,134
Repurchase Agreements	–	3,485,889	–	3,485,889
Total	$220,994,189	$3,485,889	$–	$224,480,078

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(7,856,888)	$–	$(7,856,888)
Total	$–	$(7,856,888)	$–	$(7,856,888)

†	Derivative instruments, including swap contracts are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	15.0%
Distributors	1.4
Investment Company	2.4
Pharmaceuticals	18.0
REITS	16.0
Specialty Retail	4.9
Money Market Fund	29.7
Repurchase Agreements	1.4
Total Investments	88.8
Other Assets in Excess of Liabilities	11.2
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Columbia Care ORD	2,740,282	SOFR + 1.00%	Monthly	7/01/2022	$10,669,064	$10,659,697	$(9,367)
Cresco Labs ORD	1,519,523	SOFR + 1.00%	Monthly	7/01/2022	14,113,839	14,101,173	(12,666)
Curaleaf Holdings SUB VOT ORD	1,495,000	SOFR + 1.00%	Monthly	7/01/2022	18,029,729	18,014,750	(14,979)
Green Thumb Industries SUB VOT ORD	720,000	SOFR + 1.00%	Monthly	7/01/2022	20,012,404	19,994,400	(18,004)
Harveshealth	4,550,000	—	—	7/01/2022	15,220,695	14,196,000	(1,024,695)
Ianthus ORD	464,000	SOFR + 1.00%	Monthly	7/01/2022	185,738	185,600	(138)
SOL Global Investments Corp	3,434,625	—	—	7/01/2022	12,046,094	9,823,028	(2,223,066)
Terrascend ORD	1,300,000	—	—	7/01/2022	13,695,711	9,152,000	(4,543,711)
Trulieve Cannabis ORD	451,265	SOFR + 1.00%	Monthly	7/01/2022	12,153,803	12,143,541	(10,262)
Net Unrealized Depreciation							$(7,856,888)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2021, cash in the amount of $0 has been segregated as collateral from the broker for Swap contracts.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2021	Value at 9/30/2021	Dividend Income
Intec Pharma Ltd.*	$1,537,238	$–	$(899,998)	$(2,574,872)	$1,937,632	–	$–	$–
Village Farms International, Inc.†	53,391,095	–	(4,042,106)	1,771,579	(13,194,977)	4,547,433	37,925,591	–
Total	$54,928,333	$–	$(4,942,104)	$(803,293)	$(11,257,345)	4,547,433	$37,925,591	$–

*	Security is no longer an affiliated company at period end. Security is not held at period end.
†	Affiliated Company